Investments (Details 4) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Total embedded derivatives	$ 952,002	$ 524,178
Single Premium Deferred Index Annuities [Member]
Total embedded derivatives	799,912	456,088
Flexible Premium Variable and Index linked Deferred Annuities [Member]
Total embedded derivatives	147,328	68,090
Single Premium Deferred Modified Guaranteed Index Annuities [Member]
Total embedded derivatives	$ 4,762